Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		¥ 234,211	¥ 233,602
Loans, greater than 3 months past due		179,674	185,038
Loans, total past due		413,885	418,640
Loans, current		117,874,843	109,800,250
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	118,288,728	110,218,890
Loans, greater than 90 days past due and accruing		47,737	47,927
MUAH's FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		1,116	1,600
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		14,136	26,210
Loans, greater than 3 months past due		22,786	53,632
Loans, total past due		36,922	79,842
Loans, current		54,668,051	54,815,896
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	54,704,973	54,895,738
Loans, greater than 90 days past due and accruing		5,574	6,543
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		1,561	5,363
Loans, greater than 3 months past due		2,545	7,192
Loans, total past due		4,106	12,555
Loans, current		11,687,217	11,517,552
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,691,323	11,530,107
Loans, greater than 90 days past due and accruing		222
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		192	718
Loans, greater than 3 months past due		446	664
Loans, total past due		638	1,382
Loans, current		976,453	978,664
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	977,091	980,046
Loans, greater than 90 days past due and accruing			1
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		3,142	4,859
Loans, greater than 3 months past due		5,707	9,689
Loans, total past due		8,849	14,548
Loans, current		10,728,804	10,590,604
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	10,737,653	10,605,152
Loans, greater than 90 days past due and accruing		922	2,233
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		1,046	4,315
Loans, greater than 3 months past due		1,336	2,781
Loans, total past due		2,382	7,096
Loans, current		2,670,446	2,672,484
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,672,828	2,679,580
Loans, greater than 90 days past due and accruing		57	10
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		2,741	4,624
Loans, greater than 3 months past due		4,237	22,829
Loans, total past due		6,978	27,453
Loans, current		8,316,963	8,418,524
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,323,941	8,445,977
Loans, greater than 90 days past due and accruing		47	3
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		7	1
Loans, greater than 3 months past due		506	52
Loans, total past due		513	53
Loans, current		4,329,157	3,984,941
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,329,670	3,984,994
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		520	680
Loans, greater than 3 months past due		414	1,371
Loans, total past due		934	2,051
Loans, current		1,526,472	1,440,985
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,527,406	1,443,036
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		303	667
Loans, greater than 3 months past due		277	1,554
Loans, total past due		580	2,221
Loans, current		12,670,200	13,490,581
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	12,670,780	13,492,802
Loans, greater than 90 days past due and accruing		29
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		4,624	4,983
Loans, greater than 3 months past due		7,318	7,500
Loans, total past due		11,942	12,483
Loans, current		1,762,339	1,721,561
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,774,281	1,734,044
Loans, greater than 90 days past due and accruing		4,297	4,296
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		9,390	3,283
Loans, greater than 3 months past due		2,126	7,109
Loans, total past due		11,516	10,392
Loans, current		35,434,168	29,605,658
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	35,445,684	29,616,050
Loans, greater than 90 days past due and accruing			357
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		82,871	85,549
Loans, greater than 3 months past due		53,680	54,462
Loans, total past due		136,551	140,011
Loans, current		14,396,635	14,822,995
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,533,186	14,963,006
Loans, greater than 90 days past due and accruing		41,801	40,500
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		18,694	21,653
Loans, greater than 3 months past due		32,097	33,381
Loans, total past due		50,791	55,034
Loans, current		501,758	540,886
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	552,549	595,920
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		20,976	30,036
Loans, greater than 3 months past due		11,091	14,333
Loans, total past due		32,067	44,369
Loans, current		9,199,435	7,078,621
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,231,502	7,122,990
Loans, greater than 90 days past due and accruing		362	527
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due		88,144	66,871
Loans, greater than 3 months past due		57,894	22,121
Loans, total past due		146,038	88,992
Loans, current		3,674,796	2,936,194
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	¥ 3,820,834	¥ 3,025,186

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of MUAH do not include ¥1,600 million and ¥1,116 million of FDIC covered loans at March 31, 2014 and 2015, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.